UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06502

Name of Fund: BlackRock MuniYield Investment Fund (MYF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Investment Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2015

Date of reporting period: 10/31/2014

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2014 (Unaudited)	BlackRock MuniYield Investment Fund, Inc. (MYF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 0.7%
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	$545	$606,073
Courtland IDB, Refunding RB, International Paper Co. Projects, Series A, AMT, 5.20%, 6/01/25	1,000	1,009,760

		1,615,833

Alaska — 0.8%
Alaska Municipal Bond Bank Authority, RB, Series 1, 5.75%, 9/01/33	1,000	1,140,590
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 5.00%, 6/01/46	690	516,017

		1,656,607

California — 12.7%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	2,740	3,110,366
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	1,645	1,988,937
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	710	830,047
City & County of San Francisco California Airports Commission, Refunding ARB, 2nd Series A, AMT:
5.50%, 5/01/28	1,065	1,265,220
5.25%, 5/01/33	830	951,097
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.50%, 3/01/30	1,500	1,689,885
Kern Community College District, GO, Safety, Repair & Improvement, Election of 2002, Series C, 5.50%, 11/01/33	1,620	1,951,549
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	3,600	4,051,044
San Diego Regional Building Authority, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	1,310	1,502,570

Municipal Bonds	Par (000)	Value

California (concluded)
State of California, GO, Various Purposes, 6.00%, 3/01/33	$2,535	$3,108,797
State of California Public Works Board, LRB:
Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	835	974,161
Various Capital Projects, Series I, 5.50%, 11/01/31	1,000	1,211,720
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/40	625	746,287
University of California, Refunding RB, Medical Center Regents, Series J, 5.25%, 5/15/38	3,730	4,345,786

		27,727,466

Colorado — 0.9%
City & County of Denver Colorado Airport System, ARB, Series A, AMT:
5.50%, 11/15/28	1,000	1,179,280
5.50%, 11/15/30	330	385,212
5.50%, 11/15/31	400	463,204

		2,027,696

Delaware — 0.3%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	500	568,805

Florida — 8.2%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	675	782,723
County of Escambia Florida, Refunding RB, International Paper Co. Project, Series B, AMT, 5.00%, 8/01/26	600	600,564
County of Hillsborough Florida Aviation Authority, Refunding ARB, Tampa International Airport, Series A, AMT, 5.50%, 10/01/29	1,995	2,306,559
County of Hillsborough Florida IDA, RB, National Gypsum Co., AMT:
Series A, 7.13%, 4/01/30	2,500	2,517,100
Series B, 7.13%, 4/01/30	2,290	2,292,954
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	2,000	2,219,000

BLACKROCK MUNIYIELD INVESTMENT FUND, INC.	OCTOBER 31, 2014 1

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund, Inc. (MYF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Florida (concluded)
County of Manatee Florida Housing Finance Authority, RB, S/F Housing, Series A, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 5.90%, 9/01/40	$310	$316,178
County of Miami-Dade Florida, RB, Seaport Department:
Series A, 5.38%, 10/01/33	1,170	1,335,310
Series B, AMT, 6.25%, 10/01/38	525	641,051
Series B, AMT, 6.00%, 10/01/42	700	822,472
County of Miami-Dade Florida Aviation, Refunding ARB, Series A, AMT, 5.00%, 10/01/31	2,440	2,708,913
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/32	1,200	1,382,352

		17,925,176

Georgia — 0.5%
Municipal Electric Authority of Georgia, Refunding RB, Project One, Sub-Series D, 6.00%, 1/01/23	880	1,037,458

Hawaii — 0.5%
State of Hawaii, Department of Transportation, COP, AMT:
5.25%, 8/01/25	485	572,882
5.25%, 8/01/26	525	615,699

		1,188,581

Illinois — 16.6%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien, Series C, 6.50%, 1/01/41	6,065	7,377,406
City of Chicago Illinois, GO, Refunding, Series A:
Project, 5.25%, 1/01/29	1,000	1,063,490
5.25%, 1/01/33	980	1,022,669
City of Chicago Illinois Midway International Airport, Refunding GARB, AMT, 2nd Lien, Series A, 5.00%, 1/01/41	655	704,819
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts:
5.25%, 12/01/36	1,000	1,132,370
5.25%, 12/01/40	1,000	1,122,250
5.00%, 12/01/44	2,520	2,831,926

Municipal Bonds	Par (000)	Value

Illinois (concluded)
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	$1,000	$1,151,920
5.25%, 12/01/43	1,500	1,676,700
Illinois Finance Authority, RB, Carle Foundation, Series A, 6.00%, 8/15/41	4,000	4,622,880
Illinois Finance Authority, Refunding RB:
Central DuPage Health, Series B, 5.38%, 11/01/39	1,200	1,339,680
Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	4,160	4,884,963
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	1,370	1,602,489
6.00%, 6/01/28	390	457,634
State of Illinois, GO:
5.25%, 2/01/31	1,005	1,102,083
5.25%, 2/01/32	2,200	2,408,956
5.50%, 7/01/33	1,000	1,106,570
5.50%, 7/01/38	415	454,458

		36,063,263

Indiana — 3.1%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT, 6.75%, 1/01/34	1,350	1,539,500
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	4,525	5,186,419

		6,725,919

Kansas — 1.7%
Kansas Development Finance Authority, Refunding RB, Adventist Health System/Sunbelt Obligated Group, Series C, 5.50%, 11/15/29	3,275	3,774,274

Kentucky — 0.7%
County of Louisville & Jefferson Kentucky Metropolitan Government Parking Authority, RB, Series A, 5.75%, 12/01/34	1,200	1,430,424

Louisiana — 2.2%
Lake Charles Harbor & Terminal District, RB, Series B, AMT, 5.50%, 1/01/29	1,500	1,727,085

BLACKROCK MUNIYIELD INVESTMENT FUND, INC.	OCTOBER 31, 2014 2

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund, Inc. (MYF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Louisiana (concluded)
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	$1,420	$1,680,783
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 5/15/29	1,195	1,306,231

		4,714,099

Maine — 1.4%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 7.50%, 7/01/32	2,500	2,959,225

Massachusetts — 4.1%
Massachusetts Educational Financing Authority, RB, Education Loan, Issue I, AMT, 5.00%, 1/01/26	1,510	1,680,419
Massachusetts HFA, Refunding RB, AMT:
Series B, 5.50%, 6/01/41	3,000	3,166,230
Series C, 5.35%, 12/01/42	2,000	2,084,040
Series F, 5.70%, 6/01/40	1,970	2,067,692

		8,998,381

Michigan — 2.8%
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	1,805	2,117,915
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 6.00%, 10/15/38	1,250	1,447,175
Royal Oak Hospital Finance Authority, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (a)	1,970	2,518,861

		6,083,951

Mississippi — 1.3%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	1,785	2,359,716

Municipal Bonds	Par (000)	Value

Mississippi (concluded)
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Improvement Project, 5.25%, 8/01/38	$440	$507,980

		2,867,696

Nevada — 3.4%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	2,850	3,328,942
County of Clark Nevada Airport System, ARB, Series B, 5.75%, 7/01/42	3,375	3,980,509

		7,309,451

New Jersey — 4.8%
New Jersey EDA, RB:
Private Activity Bond, The Goethals Bridge Replacement Project, AMT (AGM), 5.00%, 1/01/31	900	997,596
School Facilities Construction, Series UU, 5.00%, 6/15/40	1,000	1,080,000
New Jersey EDA, Refunding RB, New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	2,250	2,547,157
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.50%, 6/15/39	2,475	2,810,981
Transportation System, Series A, 5.88%, 12/15/38	2,670	3,102,300

		10,538,034

New York — 0.9%
New York Liberty Development Corp., Refunding RB, 2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	1,650	1,867,982

Ohio — 2.7%
County of Allen Ohio Hospital Facilities, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 6/01/38	3,115	3,479,548
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 2/15/30	1,000	1,167,190

BLACKROCK MUNIYIELD INVESTMENT FUND, INC.	OCTOBER 31, 2014 3

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund, Inc. (MYF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Ohio (concluded)
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1 (concluded):
5.25%, 2/15/31	$1,000	$1,163,190

		5,809,928

Pennsylvania — 4.5%
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 4/01/39	1,075	1,256,761
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/44	755	841,666
Sub-Series A, 5.63%, 12/01/31	2,455	2,775,869
Sub-Series A, 6.00%, 12/01/41	3,000	3,254,790
Township of Bristol Pennsylvania School District, GO, 5.25%, 6/01/37	1,500	1,706,235

		9,835,321

South Carolina — 2.9%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	2,505	2,941,271
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
6.00%, 7/01/38	1,955	2,284,104
5.50%, 7/01/41	1,000	1,129,200

		6,354,575

Texas — 9.0%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien:
5.75%, 1/01/31	1,000	1,154,940
6.00%, 1/01/41	2,600	3,016,988
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 3/01/37	1,555	1,800,037
Conroe Texas ISD, GO, School Building, Series A, 5.75%, 2/15/35	1,800	2,054,538
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	3,795	4,554,114

Municipal Bonds	Par (000)	Value

Texas (concluded)
Dallas-Fort Worth International Airport, ARB, Joint Improvement, AMT:
Series A, 5.00%, 11/01/38	$1,365	$1,460,455
Series H, 5.00%, 11/01/37	1,535	1,661,008
North Texas Tollway Authority, Refunding RB, 1st Tier System, Series K-1 (AGC), 5.75%, 1/01/38	1,000	1,145,720
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	710	822,911
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	1,700	2,012,766

		19,683,477

Virginia — 2.0%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 1/01/43	560	625,593
Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18 (a)	800	979,920
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 6.00%, 1/01/37	2,440	2,770,522

		4,376,035

Wisconsin — 1.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Series C, 5.25%, 4/01/39	3,470	3,816,271

Total Municipal Bonds — 90.5%		196,955,928

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)

California — 20.3%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/19 (a)	2,680	3,211,519

BLACKROCK MUNIYIELD INVESTMENT FUND, INC.	OCTOBER 31, 2014 4

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund, Inc. (MYF)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)	Par (000)	Value

California (concluded)
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (c)	$4,200	$4,750,662
Grossmont Union High School District, GO, Election of 2008, Series B, 5.00%, 8/01/40	6,000	6,569,400
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 8/01/39 (c)	5,250	6,083,700
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/33	7,697	9,295,024
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	790	894,328
San Diego Public Facilities Financing Authority Water, RB, Series B, 5.50%, 8/01/39	8,412	9,827,881
University of California, RB, Series O, 5.75%, 5/15/34	3,000	3,527,690

		44,160,204

Colorado — 1.1%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 7/01/34 (c)	2,149	2,466,383

District of Columbia — 3.4%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (c)	2,805	3,315,931
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 5.50%, 10/01/39	3,507	3,969,105

		7,285,036

Florida — 2.2%
County of Hillsborough Florida Aviation Authority, ARB, Tampa International Airport, Series A, AMT (AGC), 5.50%, 10/01/38	3,869	4,333,204
County of Lee Florida Housing Finance Authority, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	470	483,758

		4,816,962

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)	Par (000)	Value

Illinois — 3.8%
State of Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/18 (a)	$5,300	$6,341,609

State of Illinois Toll Highway Authority, RB, Senior Priority, Series B, 5.50%, 1/01/33	1,750	1,941,234

		8,282,843

Nevada — 8.9%
County of Clark Nevada Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/38	5,000	5,795,900
Series B, 5.50%, 7/01/29	5,668	6,653,146
Las Vegas Valley Water District, GO, Refunding, Series C, 5.00%, 6/01/28	6,070	6,950,089

		19,399,135

New Hampshire — 1.1%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (c)	2,159	2,473,805

New Jersey — 3.7%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	2,251	2,420,890
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AMBAC), 5.00%, 12/15/32	4,000	4,397,840
Series B, 5.25%, 6/15/36 (c)	1,000	1,107,191

		7,925,921

New York — 14.2%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series BB, 5.25%, 6/15/44	4,408	4,952,680
Series FF, 5.00%, 6/15/45	3,859	4,272,873
Series FF-2, 5.50%, 6/15/40	2,505	2,893,959
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	2,499	2,815,387
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (c)	1,290	1,485,173

BLACKROCK MUNIYIELD INVESTMENT FUND, INC.	OCTOBER 31, 2014 5

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund, Inc. (MYF)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)	Par (000)	Value

New York (concluded)
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	$4,365	$4,987,449
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (c)	2,560	2,978,995
New York State Dormitory Authority, ERB, Personal Income Tax, Series B, 5.25%, 3/15/38	5,700	6,492,243

		30,878,759

South Carolina — 1.7%
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series A, 5.50%, 1/01/38 (c)	3,240	3,689,712

Texas — 6.9%
City of San Antonio Texas Public Service Board, Refunding RB, Series A, 5.25%, 2/01/31 (c)	3,989	4,555,181
County of Harris Texas Cultural Education Facilities Finance Corp., RB, Texas Children's Hospital Project, 5.50%, 10/01/39	5,400	6,240,996
North Texas Tollway Authority, RB, Special Projects System, Series A, 5.50%, 9/01/41	3,480	4,103,686

		14,899,863

Utah — 1.0%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	1,994	2,188,087

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)	Par (000)	Value

Virginia — 0.9%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	$1,749	$1,986,287

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 69.2%		150,452,997

Total Long-Term Investments (Cost — $308,616,707) — 159.7%		347,408,925

Short-Term Securities	Shares

FFI Institutional Tax-Exempt Fund, 0.03% (d)(e)	187,977	187,977

Total Short-Term Securities (Cost — $187,977) — 0.1%		187,977

Total Investments (Cost — $308,804,684*) — 159.8%		347,596,902
Other Assets Less Liabilities — 2.4%		5,111,241
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (34.9%)		(75,830,366)
VRDP Shares, at Liquidation Value — (27.3%)		(59,400,000)

Net Assets Applicable to Common Shares — 100.0%		$217,477,777

*	As of October 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$233,751,361

Gross unrealized appreciation	$38,798,706
Gross unrealized depreciation	(768,436)

Net unrealized appreciation	$38,030,270

Notes to Schedule of Investments
(a)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Represent bonds transferred to a TOB. In exchange for which the Fund received cash and residual interest certificates. These bonds serve as collateral in a financing transaction.
(c)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expire from October, 01, 2016 to November, 15, 2019 is $18,118,171.
(d)	Represents the current yield as of report date.
(e)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

BLACKROCK MUNIYIELD INVESTMENT FUND, INC.	OCTOBER 31, 2014 6

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund, Inc. (MYF)

Affiliate	Shares Held at July 31, 2014	Net Activity	Shares Held at October 31, 2014	Income

FFI Institutional Tax-Exempt Fund	1,361,852	(1,173,875)	187,977	$75

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
ISD	Independent School District
LRB	Lease Revenue Bonds
RB	Revenue Bonds
S/F	Single-Family

•	Financial futures contracts outstanding as of October 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(216)	10-Year U.S. Treasury Note	Chicago Board of Trade	December 2014	$27,293,625	$38,827

BLACKROCK MUNIYIELD INVESTMENT FUND, INC.	OCTOBER 31, 2014 7

Schedule of Investments (concluded)	BlackRock MuniYield Investment Fund, Inc. (MYF)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund's policy regarding valuation of investments and derivative financial instruments, please refer to the Fund's most recent financial statements as contained in its annual report.

The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments [1]	—	$347,408,925	—	$347,408,925
Short-Term Securities	$187,977	—	—	187,977
Total	$187,977	$347,408,925	—	$347,596,902

[1]	See above Schedule of Investments for values in each state or political subdivision.

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$38,827	—	—	$38,827

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of October 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash pledged for financial futures contracts	$264,000	—	—	$264,000
Liabilities:
TOB trust certificates	—	$(75,815,271)	—	(75,815,271)
VRDP Shares	—	(59,400,000)	—	(59,400,000)

Total	$264,000	$(135,215,271)	—	$(134,951,271)

There were no transfers between levels during the period ended October 31, 2014.

BLACKROCK MUNIYIELD INVESTMENT FUND, INC.	OCTOBER 31, 2014 8

Item 2 – Controls and Procedures

2(a) –     The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –     There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Investment Fund

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock MuniYield Investment Fund

Date: December 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock MuniYield Investment Fund

Date: December 23, 2014

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock MuniYield Investment Fund

Date: December 23, 2014